SHARE-BASED COMPENSATION - Binomial option pricing model assumptions (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Exercise price (US$)	$ 0.00002
Expected volatility minimum	48.80%
Expected volatility maximum	52.60%
Excepted term (in years)	10 years
Expected dividend yield	0.00%
Risk-free interest rate minimum	2.30%
Risk-free interest rate maximum	4.20%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Fair value of ordinary shares (US$)	$ 6.31
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Fair value of ordinary shares (US$)	$ 3.72